RETIREMENT PLANS AND OTHER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2011
U.S. Defined Benefit Plans
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs [Table Text Block]
Information regarding the Company’s U.S. plans, including the SERP, was as follows (in millions, except percent values):

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Accumulated benefit obligation at end of year	$173.6	$148.5
Change in benefit obligation:
Benefit obligation at beginning of year	$159.9	$148.8	$10.3	$10.1
Service cost	2.1	2.0	—	—
Interest cost	8.2	8.4	0.4	0.6
Actuarial loss (gain)	24.7	10.4	(1.4)	1.3
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Benefit obligation at end of year	185.1	159.9	8.0	10.3
Change in plan assets:
Fair value of plan assets at beginning of year	99.3	94.3	—	—
Actual return on plan assets	7.1	11.5	—	—
Employer contribution	14.8	3.2	1.3	1.7
Benefits paid	(9.8)	(9.7)	(1.3)	(1.7)
Fair value of plan assets at end of year	111.4	99.3	—	—
Funded status	$(73.7)	$(60.6)	$(8.0)	$(10.3)
Amounts recognized in the statement of financial position consist of:
Current liabilities	$0.1	$0.1	$1.2	$1.1
Non-current liabilities	73.6	60.5	6.8	9.2
Total liabilities	$73.7	$60.6	$8.0	$10.3
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$91.7	$69.1	$2.5	$3.9
Prior service cost	1.0	1.2	(0.1)	(0.1)
Total amounts recognized in accumulated other comprehensive income	$92.7	$70.3	$2.4	$3.8

Schedule of Assumptions Used [Table Text Block]

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of December 31:
Discount rate	4.00%	5.25%	5.75%	4.00%	5.25%	5.75%
Expected return on plan assets	8.00%	8.00%	8.00%	N/A	N/A	N/A
Rate of compensation increase	3.75%	3.75%	3.75%	N/A	N/A	N/A

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Components of net periodic cost:
Service cost	$2.1	$2.0	$1.8	$—	$—	$0.1
Interest cost	8.2	8.4	8.4	0.4	0.6	0.6
Expected return on plan assets	(8.3)	(7.3)	(6.4)	—	—	—
Amortization of prior service cost	0.2	1.9	2.1	—	0.1	0.1
Amortization of actuarial loss	3.3	1.7	1.7	—	0.1	0.1
Net periodic cost	$5.5	$6.7	$7.6	$0.4	$0.8	$0.9

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Table Text Block]

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$25.9	$6.2	$(1.4)	$1.3
Amortization of actuarial losses	(3.3)	(1.7)	—	(0.1)
Amortization of prior service cost	(0.2)	(1.9)	—	(0.1)
Total recognized in other comprehensive income	$22.4	$2.6	$(1.4)	$1.1

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

	Pension Benefits	Other Benefits
Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$4.9	$0.1
Prior service cost	0.1	—
Total amount expected to be recognized as components of net periodic cost for the year ending December 31, 2012	$5.0	$0.1

Schedule of Fair Value of Plan Assets by Measurement Levels [Table Text Block]
The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash, including money market funds	$1.4	$1.4	$—
Investment funds – large-cap(1)	13.9	—	13.9
Investment funds – mid/small-cap(2)	6.1	—	6.1
Investment funds – international(3)	11.0	—	11.0
Investment funds – equity index(4)	13.9	—	13.9
Investment funds – high yield bonds(5)	11.3	—	11.3
Investment funds – long corporate A bonds(6)	26.8	—	26.8
Investment funds – long duration bonds(7)	27.0	—	27.0
Total investments measured at fair value	$111.4	$1.4	$110.0

The following information was provided to the Company by the fund manager.

(1)           This class invests in U.S. large capitalization stocks with approximately 88% in information technology, energy, financial, health care, consumer and industrial sectors and 12% in other industries.
(2)             This class invests in U.S. mid to small capitalization stocks with approximately 88% in financial, information technology, industrial, consumer, health care, energy and materials sectors and 12% in other industries.
(3)             This class includes non-U.S. stocks in diversified industries and countries with approximately 85% in financial, consumer, industrial, materials, energy and health care sectors and 15% in other industries.
(4)           This class invests in U.S. stocks with approximately 88% in information technology, financial, energy, health care, consumer and industrial sectors and 12% in other industries.  The fund seeks a total return, which corresponds to the S&P 500 Index.
(5)           This class primarily focuses on the high yield market of investment grade bonds of U.S. issuers from diverse industries with approximately 48% in the energy, telecommunications, consumer, utilities, and health care sectors.
(6)             This class primarily targets the longer-term, higher investment grade bond market of U.S. issuers with approximately 84% in the financial, industrial and utility sectors, approximately 12% in U.S. Treasuries and approximately 4% in other securities.
(7)           This class primarily focuses on investments with a long duration and includes approximately 49% of investment grade bonds of U.S. issuers in the financial, industrial and utility sectors, 48% in U.S. government securities and 3% in other securities.

Schedule of Allocation of Plan Assets [Table Text Block]
The table below is a composite of the individual targets and allocation at December 31, 2011 and 2010:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	40%	43%	37.5% - 42.5%
Fixed Income	60%	57%	57.5% - 62.0%
Total	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s estimated future benefit payments under its U.S. plans are as follows (in millions):

Year Ending December 31,	Pension Benefits	Other Benefits
2012	$9.9	$1.2
2013	$9.8	$1.0
2014	$9.8	$0.9
2015	$9.9	$0.8
2016	$9.8	$0.7
2017-2021	$58.6	$2.3

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects (in millions):

	1-Percentage- Point Increase	1-Percentage- Point Decrease
Effect on total service and interest cost components	$—	$—
Effect on postretirement benefit obligation	$0.4	$(0.3)

Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plan Disclosure
Schedule of Net Benefit Costs [Table Text Block]
Information regarding the Company’s non-U.S. plans was as follows (in millions):

	Pension Benefits
	2011	2010
Accumulated benefit obligation at end of year	$388.6	$177.9
Change in benefit obligation:
Benefit obligation at beginning of year	$179.9	$201.4
Service cost	4.4	4.9
Interest cost	12.8	9.0
Acquisitions	228.2	—
Actuarial (gain) loss	15.0	(11.6)
Benefits paid	(15.3)	(10.5)
Curtailment	—	(3.8)
Foreign exchange effect	(28.0)	(9.5)
Benefit obligation at end of year	397.0	179.9
Change in plan assets:
Fair value of plan assets at beginning of year	91.5	87.1
Acquisitions	28.2	—
Actual return on plan assets	7.2	8.2
Employer contribution	12.6	9.4
Employee contribution	0.2	0.3
Benefits paid	(15.3)	(10.5)
Foreign exchange effect	(4.7)	(3.0)
Fair value of plan assets at end of year	119.7	91.5
Funded status	$(277.3)	$(88.4)

Amounts recognized in the statement of financial position consist of:
Non-current assets	$—	$(0.4)
Current liabilities	13.2	3.1
Non-current liabilities	264.1	85.7
Total liabilities	$277.3	$88.4
Amounts recognized in accumulated other comprehensive income consist of:
Actuarial net loss	$27.4	$14.8
Prior service cost	0.4	0.5
Total amounts recognized in accumulated other comprehensive income	$27.8	$15.3

Schedule of Assumptions Used [Table Text Block]

	Pension Benefits
	2011	2010	2009
The weighted average assumptions as of December 31:
Discount rate	4.55%	5.50%	5.37%
Expected return on plan assets	5.59%	6.00%	6.00%
Rate of compensation increase	1.75%	1.04%	4.22%

Schedule of Net Periodic Benefit Cost Not yet Recognized [Table Text Block]

	Pension Benefits
	2011	2010	2009
Components of net periodic cost:
Service cost	$4.4	$4.9	$6.6
Interest cost	12.8	9.0	8.9
Expected return on plan assets	(6.0)	(5.0)	(4.5)
Employee contributions	(0.2)	(0.3)	(0.5)
Amortization of actuarial loss	0.3	1.4	1.0
Net periodic cost	$11.3	$10.0	$11.5

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income [Table Text Block]

	Pension Benefits
	2011	2010
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net loss (gain)	$13.8	$(15.5)
Prior service cost	—	0.6
Amortization of actuarial losses	(0.3)	(1.4)
Curtailment	—	(3.8)
Foreign exchange effect	(1.0)	(1.7)
Total recognized in other comprehensive income	$12.5	$(21.8)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

Amounts expected to be recognized as components of net periodic cost for the year ending December 31, 2012:
Actuarial net loss	$0.7

Schedule of Fair Value of Plan Assets by Measurement Levels [Table Text Block]
The fair value of the Company’s plan assets at December 31, 2011 are as follows (in millions):

	Total	Level 1	Level 2
Cash	$4.9	$4.9	$—
Investment funds – European Ex U.K. equities(1)	7.7	—	7.7
Investment funds – U.K. equities(2)	11.6	—	11.6
Investment funds – North American equities(3)	9.1	—	9.1
Investment funds – Other equities(4)	15.5	—	15.5
Investment funds –Other bonds(5)	10.3	—	10.3
Investment funds – U.K. long bond(6)	52.8	—	52.8
Investment funds – real estate(7)	7.8	—	7.8
Total investments measured at fair value	$119.7	$4.9	$114.8

The following information was provided to the Company by the fund manager.

(1)
This class invests in stocks of European (excluding U.K.) based companies with approximately 86% in financial, consumer, industrials, health care, basic materials, oil and gas and communications sectors and 14% in other industries.

(2)	This class invests in stocks of U.K. based companies with approximately 88% in financial, oil and gas, consumer, basic materials, health care and industrial sectors and 12% in other industries.

(3)	This class invests in stocks of North American based companies with approximately 89% in technology, financial, oil and gas, consumer, industrial and health care sectors and 11% in other industries.

(4)	This class invests in stocks with approximately 70% in financial, industrial, consumer, basic materials and information technology, 19% in a diversified asset portfolio and 11% in other industries.

(5)	This class invests in bonds with approximately 89% in European government bonds, corporate bonds and loans backed by Swiss mortgages, and 11% in other investments.

(6)
This class represents U.K. government securities, other sterling denominated fixed-income securities and index linked securities. Approximately 63% is invested in U.K. government bonds with the remainder primarily in corporate bonds.

(7)	This class primarily comprises investments in a diversified range of property principally in the residential, retail, office and industrial/warehouse sectors.

Schedule of Allocation of Plan Assets [Table Text Block]
The asset allocation and target allocation for 2012 for the Company’s U.K. defined benefit pension plan at December 31, 2011 and 2010 was as follows:

	Percentage of Plan Assets at December 31,		Target Allocation
	2011	2010	2012
Equity Securities	37%	48%	35% - 65%
Fixed Income Securities	58%	49%	25% - 60%
Real Estate Investment Securities	5%	3%	5% - 10%
Total	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The Company’s estimated future benefit payments under its non-U.S. defined benefit pension plans are as follows (in millions):

Year Ending December 31,
2012	$18.3
2013	$17.8
2014	$18.9
2015	$19.2
2016	$20.4
2017-2021	$109.6